Lease liability (Tables)	12 Months Ended
Sep. 30, 2023
Lease liability
Schedule Of Lease liability
	September 30,	September 30,
	2023	2022
Current	$389	$164
Non-current	$2,338	$2,235
Carrying amount – lease liability	$2,727	$2,399

Schedule Of Lease
	September 30,	September 30,
	2023	2022
Interest on lease liabilities	$380	$365
Incremental borrowing rate at time of transition	14.00%	14.00%
Total cash outflow for the lease	$707	$744

Schedule Of minimum lease payments
Year	Amount
2024	$929
2025	$950
2026	$789
2027	$745
2028	$762
2029 and beyond	$975